Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities, commodities, timedeposits, and derivative financial instruments
(USD millions)	2024	2023

Commodities		111

Time deposits and short-term investments with original maturity more than 90 days	1 892	569

Derivative financial instruments	106	355

Total marketable securities, commodities, time deposits and derivative financial instruments	1 998	1 035

Cash and cash equivalents
(USD millions)	2024	2023

Current accounts	2 585	3 207

Time deposits and short-term investments with original maturity less than 90 days	8 874	10 186

Total cash and cash equivalents	11 459	13 393